Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Shipping and Handling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Shipping, Handling and Transportation Costs	$ 193.2	$ 192.5	$ 162.5